Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Cost of Sales

	Years ended December 31,
(in millions)	2022	2021	2020
Cost of sales related to COVID-19 vaccine revenues	€2,960.1	€2,855.6	€35.6
Cost related to other sales	34.9	55.9	23.7

Total	€2,995.0	€2,911.5	€59.3

Research and Development Expenses

	Years ended December 31,
(in millions)	2022	2021	2020
Purchased services	€621.6	€572.6	€359.9
Wages, benefits and social security expense	385.9	233.1	126.3
Laboratory supplies	398.0	53.8	107.8
Depreciation and amortization	49.3	32.9	30.2
Other	82.2	56.8	20.8

Total	€1,537.0	€949.2	€645.0

Sales and Marketing Expenses

	Years ended December 31,
(in millions)	2022	2021	2020
Purchased services	€24.0	€26.5	€10.9
IT costs	11.2	5.0	0.2
Wages, benefits and social security expense	7.8	4.3	1.6
Other	16.5	14.6	1.8

Total	€59.5	€50.4	€14.5

General and Administrative Expenses

	Years ended December 31,
(in millions)	2022	2021	2020
Wages, benefits and social security expense	€145.9	€90.5	€33.0
Purchased services	143.9	70.2	26.0
IT and office equipment	88.1	25.1	7.4
Insurance premiums	21.3	30.4	4.8
Other	85.5	69.6	22.8

Total	€484.7	€285.8	€94.0

Other Operating Expenses

	Years ended December 31,
(in millions)	2022	2021	2020
Loss on derivative instruments at fair value through profit or loss	€385.5	€86.3	€—
Other	21.5	8.1	2.4

Total	€407.0	€94.4	€2.4

Other Operating Income

	Years ended December 31,
(in millions)	2022	2021	2020
Foreign exchange differences, net	€727.4	€446.3	€—
Government grants	1.4	137.2	239.0
Gain on derivative instruments at fair value through profit or loss	—	5.7	—
Other	86.5	9.2	11.5

Total	€815.3	€598.4	€250.5

Finance Income

	Years ended December 31,
(in millions)	2022	2021	2020
Fair value adjustments of financial instruments measured at fair value	€216.8	€—	€—
Foreign exchange differences, net	65.0	66.2	—
Interest income	48.5	1.5	1.6

Total	€330.3	€67.7	€1.6

Finance Expense

	Years ended December 31,
(in millions)	2022	2021	2020
Interest expenses related to financial assets	€11.1	€2.5	€—
Interest expenses related to lease liabilities	5.1	2.9	2.0
Amortization of financial instruments	2.7	21.9	3.1
Fair value adjustments of financial instruments measured at fair value	—	277.8	17.3
Foreign exchange differences, net	—	—	42.6

Total	€18.9	€305.1	€65.0

Employee Benefits Expense

	Years ended December 31,
(in millions)	2022	2021	2020
Wages and salaries	€544.8	€345.9	€160.7
Social security costs	58.6	31.7	17.9
Pension costs	2.1	1.2	0.8

Total	€605.5	€378.8	€179.4